Offerings	Oct. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares(2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights(3)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Other
Maximum Aggregate Offering Price	$ 102,353,753
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,904.78
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Carry Forward Form Type	N-2
Carry Forward File Number	333-277213
Carry Forward Initial Effective Date	Apr. 19, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares
Carry Forward Form Type	N-2
Carry Forward File Number	333-277213
Carry Forward Initial Effective Date	Apr. 19, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	N-2
Carry Forward File Number	333-277213
Carry Forward Initial Effective Date	Apr. 19, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Other
Maximum Aggregate Offering Price	$ 297,646,247
Carry Forward Form Type	N-2
Carry Forward File Number	333-277213
Carry Forward Initial Effective Date	Apr. 19, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 43,640
Offering Note

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
(4)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000.
(5)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $297,646,247 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-277213) initially declared effective on April 19, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $381,831,991 aggregate principal offering price of securities that were previously registered and for which $43,640 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.